UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21142
Investment Company Act File Number

Eaton Vance Insured Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

June 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Bond Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 180.9%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 0.6%
$10,300	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$4,446,304

		$4,446,304

Hospital — 11.5%
$5,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	$4,370,150
19,550	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	17,375,258
880	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	670,402
2,610	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,775,818
2,500	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,913,350
5,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	4,397,506
3,900	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	3,480,633
7,190	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	6,650,247
9,770	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,226,721
10,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	994,700
8,410	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	7,494,235
5,430	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	4,040,952
10,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	7,504,600
900	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(1)	792,144
100	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42	88,010
16,030	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/42	14,583,292
9,500	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/47	8,580,400

		$85,938,418

Industrial Development Revenue — 3.7%
$1,175	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	$1,072,775
31,785	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	26,885,978

		$27,958,753

Insured-Electric Utilities — 14.1%
$5,000	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$5,132,300
550	JEA, FL, Electric Utility Systems, (FSA), 4.75%, 10/1/34	519,442
19,395	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	15,145,168
11,810	Omaha, NE, Public Power District, (BHAC), (FGIC), (NPFG), 4.25%, 2/1/35	10,924,014
2,735	Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,751,355
60,755	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/37(1)	60,889,268
10,275	Springfield, MO, Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	9,840,162

		$105,201,709

Insured-Escrowed/Prerefunded — 0.1%
$378	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36(1)	$383,206
145	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	167,630

		$550,836

Insured-General Obligations — 21.8%
$9,705	Alamo, TX, Community College District, (BHAC), (NPFG), 4.75%, 8/15/32(1)	$9,284,385
9,635	California, (AMBAC), (FSA), 3.50%, 10/1/27	7,087,795
34,035	Chabot - Las Positas, CA, College District, (AMBAC), 0.00%, 8/1/45	3,190,101
35,370	Chabot - Las Positas, CA, College District, (AMBAC), 0.00%, 8/1/46	3,087,094
36,550	Chicago, IL, Board of Education, (FGIC), (NPFG), 0.00%, 12/1/21	18,960,678

Principal
Amount
(000’s omitted)	Security	Value
$14,330	Clark County, NV, (AMBAC), 2.50%, 11/1/36	$7,845,675
10,055	Frisco, TX, Independent School District, (FSA), 2.75%, 8/15/39	6,158,788
16,645	Frisco, TX, Independent School District, (FSA), 4.00%, 8/15/40	13,646,570
4,525	Frisco, TX, Independent School District, (NPFG), 4.50%, 8/15/40	4,189,697
20,425	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	11,190,245
50,650	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	25,890,254
7,000	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	6,813,310
7,000	Los Angeles, CA, Unified School District, (AGC), 5.00%, 1/1/34	6,704,460
6,615	North Las Vegas, NV, Wastewater Reclamation System, (NPFG), 4.25%, 10/1/33	5,208,916
11,045	Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	10,386,608
3,005	San Juan, CA, Unified School District, (FSA), 0.00%, 8/1/23	1,332,567
12,750	Schaumburg, IL, (BHAC), (FGIC), 5.00%, 12/1/38(1)	12,767,467
2,410	Texas, (Transportation Commission-Mobility Fund), (FGIC), (NPFG), 4.50%, 4/1/35	2,269,666
8,325	Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	6,514,645

		$162,528,921

Insured-Hospital — 20.2%
$8,250	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,473,657
760	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	752,408
11,000	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38(1)	10,499,390
3,950	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	4,019,362
1,050	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	1,069,141
11,500	Colorado Health Facilities Authority, (Catholic Health), (FSA), 5.10%, 10/1/41(1)	11,128,090
15,872	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	16,069,660
6,085	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36	6,140,130
3,795	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	3,363,850
15,000	Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	13,711,800
2,500	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41(1)	2,338,825
1,675	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,704,547
19,150	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	16,613,059
4,250	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	4,267,340
1,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	1,004,080
6,750	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	6,598,395
4,000	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	3,910,160
11,115	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	11,003,628
580	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Health), (FSA), 5.00%, 12/1/34	530,897
5,795	Washington Health Care Facilities Authority, (Multicare Health System), (AGC), 6.00%, 8/15/39	5,906,380
8,700	Washington Health Care Facilities Authority, (Providence Health Care), Series C, (FSA), 5.25%, 10/1/33(1)	8,774,820
12,605	Washington Health Care Facilities Authority, (Providence Health Care), Series D, (FSA), 5.25%, 10/1/33(1)	12,717,437

		$150,597,056

Principal
Amount
(000’s omitted)	Security	Value
Insured-Lease Revenue/Certificates of Participation — 9.4%
$15,000	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$12,010,950
2,910	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	3,043,744
42,750	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	41,742,382
45	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37	43,939
13,000	Tri-Creek Middle School Building Corp., IN, (FSA), 5.25%, 1/15/34(1)	13,139,490

		$69,980,505

Insured-Other Revenue — 10.9%
$78,275	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45(1)	$69,935,581
16,795	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	2,409,579
6,750	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	7,589,767
1,600	University of California, (Regents Medical Center), (BHAC), (NPFG), 4.50%, 5/15/47	1,366,640

		$81,301,567

Insured-Private Education — 2.6%
$70	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$72,201
9,850	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	9,422,904
11,990	Washington, DC, Georgetown University, (AMBAC), 4.50%, 4/1/42	10,019,683

		$19,514,788

Insured-Public Education — 1.2%
$10,480	College of Charleston, SC, Academic and Administrative Facilities, (XLCA), 4.50%, 4/1/37	$8,787,690

		$8,787,690

Insured-Sewer Revenue — 0.8%
$6,690	Marysville, OH, Wastewater Treatment System, (AGC) (XLCA), 4.75%, 12/1/46	$5,866,729

		$5,866,729

Insured-Solid Waste — 0.6%
$2,760	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,857,235
1,575	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,611,697

		$4,468,932

Insured-Special Tax Revenue — 14.1%
$18,005	Alabama Public School and College Authority, (FSA), 2.50%, 12/1/27	$12,506,993
1,495	Baton Rouge, LA, Public Improvement, (FSA), 4.25%, 8/1/32	1,331,686
18,980	Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	7,443,197
1,175	Jacksonville, FL, Excise Tax, (FGIC), (NPFG), 5.125%, 10/1/27	1,175,776
13,000	Massachusetts Bay Transportation Authority, Revenue Assessment, (NPFG), 4.00%, 7/1/33	10,950,550
34,585	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/34	7,164,974
600	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/35	93,450
8,000	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/39	898,880
17,100	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	14,280,552
10,105	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	8,814,895
227,855	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	12,074,036
39,715	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	4,388,110
78,770	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	8,158,997
49,580	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	4,802,319
1,120	Sunrise, FL, Public Facilities, (NPFG), 0.00%, 10/1/20	621,701
10,800	Utah Transportation Authority, Sales Tax Revenue, (FSA), 4.75%, 6/15/32(1)	10,404,936

		$105,111,052

Insured-Student Loan — 1.6%
$12,040	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$11,937,178

		$11,937,178

Principal
Amount
(000’s omitted)	Security	Value
Insured-Transportation — 31.8%
$21,640	Chicago, IL, (O’Hare International Airport), (FSA), 4.75%, 1/1/34(1)	$19,892,570
320	Chicago, IL, (O’Hare International Airport), (FSA), 4.50%, 1/1/38	275,360
13,360	Chicago, IL, (O’Hare International Airport), (FSA), 5.00%, 1/1/38(1)	12,605,561
10,070	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23	1,137,104
3,100	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28	158,689
20,000	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40	6,189,200
10,200	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	4,227,594
25,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	2,151,000
7,800	Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/35(1)	7,924,488
8,060	Harris County, TX, Toll Road, Senior Lien, (NPFG), 4.50%, 8/15/36	7,250,615
10,150	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41(1)	9,528,515
20,995	Maryland Transportation Authority, (FSA), 5.00%, 7/1/35(1)	21,360,523
14,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/36(1)	14,233,380
10,000	Metropolitan Atlanta Rapid Transit Authority, GA, (FSA), 4.50%, 7/1/32(1)	9,305,600
1,785	Metropolitan Washington, DC, Airports Authority, (BHAC), 5.00%, 10/1/29	1,809,187
21,675	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	19,307,006
13,000	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	13,644,670
10,000	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/26(1)	10,440,400
1,605	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	594,364
1,950	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	667,621
1,000	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	316,710
87,045	San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	25,952,467
37,165	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	18,760,892
36,025	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	30,016,030

		$237,749,546

Insured-Water and Sewer — 25.0%
$2,000	Austin, TX, Water and Wastewater, (BHAC), (FSA), 5.00%, 11/15/33(1)	$2,022,020
3,715	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), (BHAC), 4.50%, 1/1/39	3,387,931
3,185	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	3,376,291
1,985	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	2,090,364
3,170	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	3,295,532
13,670	Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	6,781,140
3,570	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	3,750,428
8,500	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,403,185
6,095	East Baton Rouge, LA, Sewer Commission, (BHAC), (FSA), 4.50%, 2/1/31(1)	5,853,028
5,890	East Baton Rouge, LA, Sewer Commission, (BHAC), (FSA), 4.50%, 2/1/36(1)	5,508,505
1,000	Emerald Coast, FL, Utility Authority Revenue, (FGIC), (NPFG), 4.75%, 1/1/31	907,270
2,000	Fernley, NV, Water and Sewer, (AGC), 5.00%, 2/1/38(1)	1,819,240
27,570	Houston, TX, Utility System, (BHAC), (FSA), 5.00%, 11/15/33(1)	27,982,999
13,080	Knoxville, TN, Waste Water System, (NPFG), 4.00%, 4/1/40(2)	10,693,554
40,120	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	31,874,538
9,500	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	10,240,240
160	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	172,467
485	Pearland, TX, Waterworks and Sewer Systems, (FSA), 4.50%, 9/1/34	445,972
24,000	San Diego County, CA, Water Authority, (FSA), 5.00%, 5/1/38(1)	23,111,760
27,670	Seattle, WA, Drain and Wastewater Revenue, (FSA), 5.00%, 6/1/38(1)	27,501,213
8,630	Tampa Bay, FL, Regional Water Supply Authority, (FGIC), (NPFG), 4.50%, 10/1/36	7,465,899

		$186,683,576

Insured-Water Revenue — 10.0%
$8,305	Atlanta, GA, Water and Wastewater, (NPFG), 5.00%, 11/1/39	$7,143,297
1,500	Detroit, MI, Water Supply System, (BHAC), (FGIC), 4.50%, 7/1/29	1,363,440
53,500	Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	52,100,975

Principal
Amount
(000’s omitted)	Security	Value
$5,750	Metropolitan Water District, CA, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	$5,782,372
9,880	San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	7,967,627
550	West Wilson, TN, Utility District Waterworks, (NPFG), 4.00%, 6/1/32	423,880

		$74,781,591

Other Revenue — 0.3%
$3,055	Main Street National Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	$2,686,903

		$2,686,903

Private Education — 0.3%
$2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	$2,052,900

		$2,052,900

Special Tax Revenue — 0.3%
$1,805	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$1,455,787
700	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	529,053

		$1,984,840

Total Tax-Exempt Investments — 180.9% (identified cost $1,491,584,776)		$1,350,129,794

Other Assets, Less Liabilities — (80.9)%		$(603,897,536)

Net Assets — 100.0%		$746,232,258

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

		California	20.9%
		Texas	13.2%
		Others, representing less than 10% individually	65.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 90.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 26.9% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$19,525,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(1,757,559)
Merrill Lynch Capital Services, Inc.	30,000,000	4.517	3-month USD- LIBOR-BBA	December 1, 2009 / December 1, 2039	(1,302,485)

					$(3,060,044)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $3,060,044.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,409,799,035

Gross unrealized appreciation	$10,220,683
Gross unrealized depreciation	(687,004,924)

Net unrealized depreciation	$(676,784,241)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$1,350,129,794	$—	$1,350,129,794

Total	$—	$1,350,129,794	$—	$1,350,129,794

Liability Description
Interest Rate Swaps	$—	$(3,060,044)	$—	$(3,060,044)

Total	$—	$(3,060,044)	$—	$(3,060,044)

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	August 28, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 28, 2009